Significant Accounting Policies - Narrative (Details)	12 Months Ended
Dec. 31, 2020
Top of range | Finite life intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset useful life	40 years
Owner-occupied properties | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	25 years
Owner-occupied properties | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	49 years
Furniture, computers, and other office equipment, and leasehold improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	2 years
Furniture, computers, and other office equipment, and leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	20 years